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     2002 Semiannual Report
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     JANUS GLOBAL LIFE SCIENCES FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities .............................    4

     Statement of Operations ........................................     5

     Statement of Changes in Net Assets .............................     6

     Financial Highlights ...........................................     7

     Notes to Schedule of Investments ...............................     8

     Notes to Financial Statements ..................................     9

     Explanation of Charts and Tables ...............................    13

     Shareholder Meeting ............................................    15

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If you'd like to keep track of other Janus funds, all reports are available
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JANUS GLOBAL LIFE SCIENCES FUND                 Thomas Malley, portfolio manager
(closed to new investors)

For the six-month period ended April 30, 2002, Janus Global Life Sciences Fund declined 6.49%, underperforming its benchmark, the S&P 500 Index, which gained 2.31%.(1)

During the recent downturn, healthcare stocks were favored as a haven of stable growth and predictable earnings. While the fundamentals supporting this sector remained in place during the period, their defensive appeal became less attractive to investors seeking cyclical exposure. Within the healthcare arena, questions over product pipeline strength and heightened competition shadowed many small and midsize pharmaceutical and biotechnology companies. Adding to the climate of uncertainty was the ongoing vacancy in the top seat at the Food and Drug Administration (FDA). While this lack of leadership has done little to hold up drug reviews, the FDA appears to be taking a more cautious approach, unexpectedly denying approval of several treatments.

[PHOTO]

One of our sharpest detractors was Sepracor, Inc., a research-based pharmaceuticals company that develops enhanced versions of existing drugs. Sepracor's shares plummeted in early March after U.S. regulators withheld approval of its new allergy drug, Soltara, due to safety concerns. Despite this setback, we remain upbeat on the company's research platform and its wide array of promising compounds in development. Consequently, we maintained a position in the stock.

We were less sanguine on the prospects for biotech firm Protein Design Labs, which was beset by a number of clinical trial disappointments. Most recently, its experimental treatment for the skin disorder psoriasis, Zenapax, failed to produce the desired results. Though the company has several other products awaiting review, including treatments addressing the sizeable asthma market, our concerns over the company's pipeline and near-term product potential led us to liquidate our position.

Meanwhile, market uncertainty weighed on shares of Teva Pharmaceuticals despite the strong fundamentals and positive developments associated with the stock. The generic drug manufacturer won approval to market a number of new products in the United States, including versions of Bristol-Myers' anti-anxiety drug BuSpar and Bayer's antibacterial treatment Cipro. Though Teva posted lackluster results, we believe that the generic market opportunity will only expand as consumers and healthcare organizations look to contain drug costs. Consequently, we maintained our exposure to select generic drug concerns such as Teva as a balance to our weighting in more traditional, branded pharmaceutical companies.

On that note, traditional drug holding Wyeth, formerly known as American Home Products, was a positive contributor to the Fund. Wyeth benefits from a wide array of well-received products, including its ulcer drug Protonix and antiarrhythmic medication Cordarone I.V., which was recently found to be an effective treatment for cardiac patients.

Illinois-based pharmaceutical powerhouse Baxter International also posted a strong gain in the period. Baxter is a leading provider of hemophilia and kidney disease treatments, as well as vaccines that utilize purer, higher-yielding formulations. The company continues to generate impressive financial results, reaffirming its 2002 forecasts for double-digit sales and earnings growth. Moreover, expectations are high for its Recombinant Factor VIII treatment, which improves the safety of blood transfusions. Working with Baxter to safeguard the blood supply is biomedical development company Cerus Corp., another strong performer. The company's proprietary Helix technology is integral to combating blood-borne viruses and bacteria and makes transfusions safer.

The Fund benefited from solid gains from a number of our other holdings. These included health maintenance organizations such as Oxford Health Plans, Inc., which surged on news of rising patient enrollments and strong fourth-quarter profits. Another standout was Laboratory Corporation of America, which runs a national network of independent laboratories. Lab Corp continues to capitalize on the outsourcing of diagnostic testing while leveraging its economies of scale in equipment and technology investment.

During the period, we remained on the lookout for opportunities to add exposure to promising life sciences franchises selling at attractive prices. These included drug maker Schering-Plough. We found a buying opportunity with Schering-Plough when its stock was pressured by news that the company plans to market an over-the-counter formulation of its blockbuster allergy medication Claritin. Despite this apparent concession to generic competition, we remain upbeat on Shering-Plough's impressive bench of products, including a promising new cholesterol-lowering drug, Zetia, which it is co-marketing with Merck & Co.

Going forward, we find the outlook for the life sciences market to be very encouraging. The aging population of the industrialized countries will continue to demand life-enhancing therapies, while the developing economies may serve as untapped markets for many of the world's top-selling drugs. At the same time, ongoing biotechnology advances, especially in the area of genomics, promise new therapies and treatments that could become the blockbuster drugs of tomorrow.

Thank you for your continued investment in Janus Global Life Sciences Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                              Janus Global Life Sciences Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              93.6%                99.0%
  Foreign                                             19.7%                24.7%
Top 10 Equities                                       35.7%                33.4%
Number of Stocks                                         48                   60
Cash and Cash Equivalents                              6.4%                 1.0%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Medical - Drugs                                       34.3%                37.6%
Medical - HMO                                         11.6%                 7.2%
Medical Products                                      10.0%                 9.3%
Medical - Hospitals                                    9.3%                 6.5%
Medical Instruments                                    5.9%                 5.9%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Laboratory Corporation of
  America Holdings                                     4.7%                 3.7%
Oxford Health Plans, Inc.                              4.3%                 2.0%
Sanofi-Synthelabo S.A.                                 4.0%                 4.3%
Teva Pharmaceutical Industries,
  Ltd. (ADR)                                           4.0%                 3.8%
Tenet Healthcare Corp.                                 3.7%                 2.4%
Baxter International, Inc.                             3.1%                 3.9%
Wyeth                                                  3.1%                   --
King Pharmaceuticals, Inc.                             3.0%                   --
HCA, Inc.                                              2.9%                 2.1%
Wellpoint Health Networks, Inc.                        2.9%                 2.3%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Since 12/31/98*
(6.43)%            14.89%

Janus Global Life
Sciences Fund
$15,873

S&P 500 Index
$9,133

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Global Life Sciences Fund and the S&P 500 Index. Janus Global Life Sciences Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 31, 1998, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Global Life Sciences Fund ($15,873) as compared to the S&P 500 Index ($9,133).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

This Fund concentrates in certain industry groups, which may react similarly to market developments (resulting in greater price volatility), and may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 93.6%
Chemicals - Specialty - 1.5%
   1,576,740    Symyx Technologies, Inc.*,# .................     $   30,967,174

Diagnostic Equipment - 2.0%
   2,572,155    Cytyc Corp.* ................................         40,408,555

Health Care Cost Containment - 1.9%
     947,850    McKesson Corp. ..............................         38,283,662

Medical - Biomedical and Genetic - 3.6%
     584,675    Genzyme Corp.* ..............................     $   23,936,594
     813,905    Immunomedics, Inc.* .........................         10,710,990
     646,875    Immunomedics, Inc.*,ss. .....................          8,512,875
   1,389,955    Millennium Pharmaceuticals, Inc.* ...........         27,743,502

                                                                      70,903,961

See Notes to Schedule of Investments.

2  Janus Global Life Sciences Fund  April 30, 2002

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JANUS GLOBAL LIFE SCIENCES FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Medical - Drugs - 34.3%
     448,273    Altana A.G.** ...............................     $   25,083,792
   1,620,000    Daiichi Pharmaceutical Co., Ltd.** ..........         31,605,128
     563,600    Forest Laboratories, Inc.* ..................         43,476,104
   1,940,120    King Pharmaceuticals, Inc.* .................         60,803,361
     900,145    OSI Pharmaceuticals, Inc.*,ss. ..............         28,777,636
     898,690    Pfizer, Inc. ................................         32,667,382
     789,630    Pharmacia Corp.# ............................         32,556,445
   1,519,800    Priority Healthcare Corp. - Class B* ........         45,198,852
   1,240,439    Sanofi-Synthelabo S.A.** ....................         79,414,262
   1,009,225    Schering-Plough Corp. .......................         27,551,843
   1,450,035    Sepracor, Inc.* .............................         18,357,443
      46,044    Serono S.A. - Class B** .....................         35,241,163
   1,232,970    Shire Pharmaceuticals Group PLC (ADR)*,** ...         27,371,934
  23,224,156    SkyePharma PLC*,** ..........................         24,875,770
   1,413,120    Teva Pharmaceutical Industries, Ltd. (ADR) ..         79,148,851
   1,092,270    Wyeth .......................................         62,259,390
   1,169,000    Yamanouchi Pharmaceutical Company, Ltd.** ...         32,229,427

                                                                     686,618,783

Medical - Generic Drugs - 2.1%
   1,670,120    Pharmaceutical Resources, Inc.*,ss. .........         41,753,000

Medical - HMO - 11.6%
     504,810    Anthem, Inc.* ...............................         34,428,042
   1,872,390    Oxford Health Plans, Inc.* ..................         86,429,522
     626,565    UnitedHealth Group, Inc. ....................         55,018,673
     762,035    Wellpoint Health Networks, Inc.* ............         57,213,588

                                                                     233,089,825

Medical - Hospitals - 9.3%
   1,221,685    HCA, Inc. ...................................         58,384,326
   2,523,010    Health Management Associates, Inc.
                  - Class A* ................................         53,841,033
   1,022,445    Tenet Healthcare Corp.* .....................         75,016,790

                                                                     187,242,149

Medical - Wholesale Drug Distributors - 1.5%
     389,125    AmerisourceBergen Corp. .....................         30,157,188

Medical Instruments - 5.9%
     899,150    Guidant Corp.* ..............................         33,808,040
     764,115    Medtronic, Inc. .............................         34,148,299
     600,055    St. Jude Medical, Inc.* .....................         49,930,577

                                                                     117,886,916

Medical Labs and Testing Services - 4.7%
     952,625    Laboratory Corporation of America Holdings* .         94,500,400

Medical Products - 10.0%
   1,096,385    Baxter International, Inc. ..................         62,384,306
     620,535    Becton, Dickinson and Co. ...................         23,065,286
   1,357,215    Biomet, Inc. ................................         38,314,179
     122,110    Cerus Corp.* ................................          6,253,253
     700,000    Cerus Corp.*,ss. ............................         35,847,000
   6,130,757    Smith & Nephew PLC** ........................         34,888,669

                                                                     200,752,693

Optical Supplies - 1.3%
     721,815    Alcon, Inc.*,** .............................         25,010,890

Retail - Drug Store - 1.3%
     689,140    Walgreen Co. ................................     $   26,028,818

Therapeutics - 2.6%
   1,822,615    Cell Therapeutics, Inc.*,# ..................         22,636,878
     400,745    NPS Pharmaceuticals, Inc.* ..................         11,946,208
     608,055    NPS Pharmaceuticals, Inc.*,ss. ..............         18,126,119

                                                                      52,709,205
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Total Common Stock (cost $1,788,418,788) ....................      1,876,313,219
--------------------------------------------------------------------------------
Time Deposit - 1.8%
                Societe Generale, New York
$ 36,300,000      1.8125%, 5/1/02 (cost $36,300,000) ........         36,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,824,718,788) - 95.4% .......      1,912,613,219
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 4.6%         91,886,900
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $2,004,500,119
--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
France                                               4.2%         $   79,414,262
Germany                                              1.3%             25,083,792
Israel                                               4.1%             79,148,851
Japan                                                3.3%             63,834,555
Switzerland                                          3.1%             60,252,053
United Kingdom                                       4.6%             87,136,373
United States++                                     79.4%          1,517,743,333
--------------------------------------------------------------------------------
Total                                              100.0%         $1,912,613,219

++Includes Short-Term Securities (77.5% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/24/02            12,100,000      $   17,605,174    $   (112,720)
British Pound 10/25/02            9,400,000          13,552,643         (90,903)
Euro 5/24/02                     18,000,000          16,199,962        (480,742)
Euro 6/21/02                     42,000,000          37,753,857      (1,772,877)
Euro 10/25/02                    29,000,000          25,942,663        (321,163)
Japanese Yen 5/10/02            500,000,000           3,896,492         (66,967)
Japanese Yen 5/24/02          3,900,000,000          30,419,031        (286,972)
Japanese Yen 6/21/02          1,400,000,000          10,935,763        (357,150)
Swiss Franc 10/25/02             23,800,000          14,731,825        (257,581)
--------------------------------------------------------------------------------
Total                                            $  171,037,410    $ (3,747,075)

See Notes to Schedule of Investments.

                              Janus Global Life Sciences Fund  April 30, 2002  3

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  1,824,719

Investments at value                                                $  1,912,613
  Cash                                                                     4,568
  Receivables:
    Investments sold                                                     113,202
    Fund shares sold                                                         430
    Dividends                                                                865
    Interest                                                                   2
  Other assets                                                                 1
--------------------------------------------------------------------------------
Total Assets                                                           2,031,681
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 18,198
    Fund shares repurchased                                                2,491
    Advisory fees                                                          1,112
    Transfer agent fees and expenses                                         676
  Accrued expenses                                                           957
  Forward currency contracts                                               3,747
--------------------------------------------------------------------------------
Total Liabilities                                                         27,181
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Net Assets                                                          $  2,004,500
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          126,386

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Net Asset Value Per Share                                           $      15.86
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See Notes to Financial Statements.

4  Janus Global Life Sciences Fund  April 30, 2002

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $         59
  Dividends                                                                4,192
  Foreign tax withheld                                                     (127)
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Total Investment Income                                                    4,124
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                            7,262
  Transfer agent fees and expenses                                         2,243
  Registration fees                                                           23
  Postage and mailing expenses                                               222
  Custodian fees                                                             171
  Printing expenses                                                          289
  Audit fees                                                                  15
  Trustees' fees and expenses                                                  8
  Other expenses                                                              17
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Total Expenses                                                            10,250
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Expense and Fee Offsets                                                    (112)
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Net Expenses                                                              10,138
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Net Investment Income/(Loss)                                             (6,014)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                   19,005
  Net realized gain/(loss) from foreign
    currency transactions                                                (2,637)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                   (154,420)
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Net Realized and Unrealized Gain/(Loss) on Investments                 (138,052)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $  (144,066)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                              Janus Global Life Sciences Fund  April 30, 2002  5

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (6,014)     $    (9,398)
  Net realized gain/(loss) from investment and
    foreign currency transactions                                        16,368        (448,036)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                  (154,420)        (546,739)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (144,066)      (1,004,173)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --          (3,081)
  Net realized gain from investment transactions*                            --               --
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --          (3,081)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                            72,666          356,580
  Reinvested dividends and distributions                                     --            2,992
  Shares repurchased                                                  (339,186)      (1,204,690)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (266,586)        (845,118)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (410,586)      (1,852,372)
Net Assets:
  Beginning of period                                                 2,415,086        4,267,458
------------------------------------------------------------------------------------------------
  End of period                                                    $  2,004,500     $  2,415,086
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  2,809,860     $  3,076,380
  Accumulated net investment income/(loss)*                             (6,014)              --
  Accumulated net realized gain/(loss) from investments*              (883,519)        (899,887)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                        84,173          238,593
------------------------------------------------------------------------------------------------
                                                                   $  2,004,500     $  2,415,086
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                             4,355           19,062
  Reinvested distributions                                                   --              148
------------------------------------------------------------------------------------------------
Total                                                                     4,355           19,210
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (20,368)         (67,232)
Net Increase/(Decrease) in Fund Shares                                 (16,013)         (48,022)
Shares Outstanding, Beginning of Period                                 142,399          190,421
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       126,386          142,399
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $    581,824     $  2,406,721
  Proceeds from sales of securities                                     966,628        3,069,083
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

6  Janus Global Life Sciences Fund  April 30, 2002

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000        1999(2)

---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    16.96     $    22.41     $    11.97     $    10.00
---------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                          (.05)             --            .02             --
  Net gains/(losses) on securities
    (both realized and unrealized)              (1.05)         (5.43)          10.42           1.97
---------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.10)         (5.43)          10.44           1.97
---------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.02)             --             --
  Distributions (from capital gains)*               --             --             --             --
---------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.02)             --             --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    15.86     $    16.96     $    22.41     $    11.97
---------------------------------------------------------------------------------------------------
Total Return**                                 (6.49)%       (24.26)%         87.22%         19.70%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $2,004,500     $2,415,086     $4,267,458     $  344,436
Average Net Assets for the Period
  (in thousands)                            $2,253,051     $2,957,777     $2,987,158     $  227,552
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.92%          0.93%          0.97%          1.21%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.91%          0.91%          0.94%          1.19%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***              (0.54)%        (0.32)%          0.14%        (0.41)%
Portfolio Turnover Rate***                         53%            84%           147%           235%

(1)  See "Explanation of Charts and Tables."
(2) Fiscal period from December 31, 1998 (inception) to October 31, 1999. *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                              Janus Global Life Sciences Fund  April 30, 2002  7

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NOTES TO SCHEDULE OF INVESTMENTS

  * Non-income-producing security
 ** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.

ss. SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES

                                                                                  Value as
                                     Acquisition   Acquisition         Fair         % of
                                         Date          Cost            Value     Net Assets
-------------------------------------------------------------------------------------------
Cerus Corp.                            8/30/00     $ 35,000,000    $ 35,847,000     1.79%
Immunomedics, Inc.                     2/18/00       10,350,000       8,512,875     0.43%
NPS Pharmaceuticals, Inc.              4/19/00        7,296,660      18,126,119     0.90%
OSI Pharmaceuticals, Inc.              2/25/00       15,302,465      28,777,636     1.44%
Pharmaceutical Resources, Inc.          9/6/01       45,093,240      41,753,000     2.08%
                                       ----------------------------------------------------
                                                                   $133,016,630     6.64%
-------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2002. The issuer incurs all registration costs.

Illiquid securities are valued at fair value determined in good faith under procedures established by and under the supervision of the trustees.

# The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended April 30, 2002:

                                      Purchases                     Sales                Realized      Dividend   Market Value
                                  Shares         Cost         Shares        Cost       Gain/(Loss)      Income     at 4/30/02
------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics, Inc             49,560    $    731,889          --            --              --         --    $ 22,636,878
Cellegy Pharmaceuticals, Inc.          --              --     718,000    $4,487,500    $(2,694,924)         --              --
Pharmacia Corp.                   789,630      34,128,318          --            --              --         --      32,556,445
Symyx Technologies, Inc.               --              --          --            --              --         --      30,967,174
------------------------------------------------------------------------------------------------------------------------------
                                             $ 34,860,207                $4,487,500    $(2,694,924)         --     $86,160,497
------------------------------------------------------------------------------------------------------------------------------

8  Janus Global Life Sciences Fund  April 30, 2002

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Global Life Sciences Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is nondiversified.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

                              Janus Global Life Sciences Fund  April 30, 2002  9

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NOTES TO FINANCIAL STATEMENTS (continued)

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

10  Janus Global Life Sciences Fund  April 30, 2002

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2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital Management LLC ("Janus Capital"), receives an annual fee of 0.16% of the Fund's average net assets, for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $21,250                     $15,941                    $334,935
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                             Janus Global Life Sciences Fund  April 30, 2002  11

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NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire between October 31, 2007 and October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(878,448,344)   $1,846,842,749   $(232,473,742)    $298,244,212    $65,770,470
--------------------------------------------------------------------------------

12  Janus Global Life Sciences Fund  April 30, 2002

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EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                             Janus Global Life Sciences Fund  April 30, 2002  13

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EXPLANATION OF CHARTS AND TABLES (unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

14  Janus Global Life Sciences Fund  April 30, 2002

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SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                             Janus Global Life Sciences Fund  April 30, 2002  15

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SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund        142,775,492       67,128,400         3,325,532         3,139,899
-------------------------------------------------------------------------------------------------------
                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund        47.02%      2.33%      2.20%       91.21%      4.52%      4.27%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574      453,315,711
------------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund       142,775,492       50,837,586          5,111,259        4,102,766       15,406,037
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund            35.61%      2.87%      2.28%     10.79%       69.08%       5.58%      4.41%     20.93%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund        142,775,492       49,914,015         4,948,250        3,325,529       15,406,037
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund            34.96%      3.47%      2.33%     10.79%      67.82%       6.73%      4.52%     20.93%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Global Life Sciences Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund        142,775,492       49,750,371         5,091,586        3,345,837       15,406,037
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund            34.85%      3.57%      2.34%     10.79%      67.60%       6.92%      4.55%     20.93%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund        142,775,492       49,833,299         4,981,868        3,372,627       15,406,037
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund            34.90%      3.49%      2.37%     10.79%      67.72%       6.77%      4.58%     20.93%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Global Life Sciences Fund  April 30, 2002

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NOTES

20   Janus Global Life Sciences Fund   April 30, 2002

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NOTES

                             Janus Global Life Sciences Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      GL59-06/02

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